TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
TAXES

NOTE 11 – TAXES

The Company and its subsidiaries file tax returns separately.

1) Value added tax (“VAT”)

The Company’s subsidiaries’ activities and revenues are not subject to VAT. VAT is typically due on events involving the transfer of taxable goods or the provision of taxable services in Indonesia, except for some goods and services, such as mining or drilling products extracted directly from their sources, for example crude oil, natural gas and geothermal energy.

Nevertheless, the Company’s subsidiaries are classified as VAT Collectors. As the name implies, VAT Collector is required to collect the VAT due from a taxable enterprise (vendor) on the delivery to it of taxable goods or services and to pass the VAT payment directly to the government, rather than to the vendor or the service provider. The VAT Collectors are currently the State Treasury, State Owned Enterprises (Badan Usaha Milik Negara/BUMN) and some of their subsidiaries, and PSC companies such as the Company’s. This means that, although the Company is not subject to VAT, the Company has the obligation to collect the VAT and pay the VAT on behalf of the Company’s vendors to the Indonesian government.

2) Income tax

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

The Company’s subsidiary WJ Energy is subject to an income tax rate of 16.5% for taxable income earned in Hong Kong. Hong Kong registered companies are exempt from Hong Kong income tax on their foreign derived income.

Indonesia

The Company’s subsidiaries incorporated in Indonesia are subject to Indonesia Corporate Income Tax (“CIT”) law. Pursuant to the Indonesia CIT law, given the specific year (2020) in which the KSO was signed, GWN’s KSO operations are subject to a CIT rate of 25%. Unless GWN fully recovers its expenditures, the GWN’s KSO operations are effectively exempted from the application of the CIT. Upon the expiry of the KSO, any unrecovered portion of the Kruh Block oil and gas investment will be deemed as waived by the Company and will not be available for tax deduction purposes for any future earnings. As of December 31, 2022 and 2021, the unrecovered expenditures on KSO operations are $6,700,186 and $3,087,881, respectively.

Pursuant to the Indonesia CIT law, standard CIT rate was adjusted from 25% to 22%. Other Indonesia subsidiaries are subject to a flat standard CIT rate of 22%, on which these subsidiaries would not be eligible for 50% tax discount anymore and therefore should use the standard CIT rate from 2021 onwards.

The components of the income tax provision are:

Years Ended December 31,
	2022	2021	2020
Current	$-	$-	$-
Deferred	-	-	-
Total income tax provision	$-	$-	$-

The loss before provision for income taxes is attributable to the following geographic locations for the years ended December 31:

	Years Ended December 31,
	2022	2021	2020
Indonesia	$(1,220,088)	$(3,724,160)	$(1,867,427)
Foreign	(1,902,504)	(2,359,219)	(5,084,271)
Total loss before income taxes	$(3,122,592)	$(6,083,379)	$(6,951,698)

The reconciliation of income taxes provision computed at the statutory tax rate applicable to income tax provision are as follows:

	Years Ended December 31,
	2022	2021	2020
Loss before income tax	$(3,122,592)	$(6,083,379)	$(6,951,698)
Computed income tax benefit with statutory income tax rate	(686,970)	(1,338,343)	(1,737,925)
Effect of tax holiday and preferential tax rate	-	-	16,759
Effect of different tax rates in other jurisdictions	418,276	518,955	1,281,519
Effect of different tax rates for the TAC/KSO operations	(26,458)	(100,210)	(86,668)
Effect of tax exemption for unrecovered expenditures on TAC/KSO operations	220,486	835,085	520,007
Effect of tax rates adjustment	-	(48,370)	-
Change in valuation allowance	74,666	132,883	6,308
Total income tax provision	$-	$-	$-

The components of the deferred tax assets and deferred tax liabilities are as follows:

	As of December 31,
	2022	2021
Deferred tax assets
Tax loss carry forwards	$290,752	$216,086
Operating lease liabilities	87,862	-
Total deferred tax assets, gross	378,614	216,086
Less: valuation allowance	(290,752)	(216,086)
Total deferred tax assets, net	$87,862	$-

Deferred tax liabilities
Operating lease right-of-use assets	(87,862)	-
Total deferred tax liabilities	(87,862)	-
Deferred tax assets, net	-	-
Deferred tax liabilities, net	-	-

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. The Company’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. As of December 31, 2022 and 2021, the Company had tax operating loss carry forwards of $120,640 and $118,974, respectively from its subsidiary in Hong Kong and $1,231,123 and $892,978, respectively from its subsidiaries in Indonesia, which can be carried forward to offset taxable income. The net operating loss will be carried forward indefinitely under Hong Kong Tax regulations, while the net operating loss will begin to expire in year 2023 if not utilized under Indonesian Tax regulations. As of December 31, 2022 and 2021, the Company had a valuation allowance against deferred tax assets on tax loss carry forward of $290,752 and $216,086, respectively.